Consolidated Balance Sheets (Annual) (Audited) - USD ($)	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2022
Current Assets
Cash and cash equivalents	$ 33,665	$ 117,096	$ 84,223
Prepaid expenses	30,000		13,035
Total Current Assets	63,665	117,096	97,258
Property and equipment, net	6,038	8,254	12,695
Right of use operating lease assets, net	595,619	696,380	1,004,018
Intangible assets, net	1,078,417	1,455,110	3,798,282
Purchase deposits for intangible assets, non-current		300,000	881,724
Security deposit	46,006	45,240	45,240
TOTAL ASSETS	1,789,745	2,622,080	5,839,217
Current Liabilities
Accounts payable and accrued liabilities	145,973	156,763	293,786
Accounts payable and accrued liabilities - related party	6,388	6,388	15,127
Loan from related parties	319,551	748,285	377,398
Current portion of obligations under operating leases	244,066	211,507	229,813
Deferred revenue			38,000
Total Current Liabilities	798,578	1,122,943	954,124
Obligations under operating leases, non-current	485,715	608,149	863,145
Total Liabilities	1,284,293	1,731,092	1,817,269
Stockholders’ Equity
Common stock, $0.001 par value, 10,000,000,000 shares authorized; 1,285,283,385 and 384,512,583 shares issued and outstanding, as of August 31, 2023 and 2022, respectively	2,331,965	1,285,283	384,512
Additional paid-in capital	11,012,704	11,993,408	12,636,838
Accumulated deficit	(12,839,317)	(12,387,998)	(8,789,901)
Unearned stock compensation			(209,957)
Total Stockholders’ Equity	505,452	890,988	4,021,948
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,789,745	2,622,080	5,839,217
Preferred Class A [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	100	100	100
Preferred Class B [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;		20	20
Preferred Class C [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;		175	336
Preferred Class D [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;